Document And Entity Information (USD $)	3 Months Ended
	Jun. 27, 2012	Apr. 15, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EAST COAST DIVERSIFIED CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		558,263,567
Entity Public Float			$ 1,437,200
Amendment Flag	false
Entity Central Index Key	0001256540
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 27, 2012
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 37,908	$ 53,519	$ 1,278
Accounts receivable, net	607,609	273,031	49,522
Inventory	35,003	33,523	51,618
Prepaid license fees	50,000	50,000
Prepaid expenses	36,742	3,076
Total current assets	767,262	413,149	102,418
Property and equipment, net	19,809	22,814	15,309
Other assets
Capitalized research and development costs, net	4,637	9,273	92,613
Intangible assets, net	701,250	739,500
Goodwill	742,107	742,107
Prepaid license fees	125,000	137,500
Escrow deposits	3,462	3,462	25,000
Security deposits	21,038	4,521	4,521
Total other assets	1,597,494	1,636,363	122,134
Total assets	2,384,565	2,072,326	239,861
Current liabilities
Bank overdraft	11,721	16,675
Loans payable	542,596	711,882	793,327
Loans payable - related party	623,742	630,298	695,230
Accounts payable and accrued expenses	783,761	721,010	813,411
Accrued payroll and related liabilities	1,707,254	1,717,582	1,663,700
Total current liabilities	3,669,074	3,797,447	3,965,668
Loans payable, non-current	4,974
Total liabilities	3,674,048	3,797,447	3,965,668
Commitments and contingencies
Contingent acquisition liabilities	1,104,973	1,104,973
Stockholders' deficit
Preferred stock, $0.002 par value, 20,000,000 shares authorized, 10,513,813 and no shares issued and outstanding at December 31, 2011 and 2010, respectively, 13,859,845 shares issued and outstanding at March 31, 2012	13,860	21,028
Common stock, $0.001 par value, 480,000,000 and 200,000,000 shares authorized, 289,895,481 and 110,953,778 shares issued and outstanding at December 31, 2011 and 2010, respectively, 558,549,281 shares issued and outstanding at March 31, 2012	558,549	289,895	110,954
Additional paid-in capital	11,109,110	10,180,384	7,176,106
Accumulated deficit	(13,802,580)	(13,062,595)	(10,781,919)
Total East Coast Diversified stockholders' deficit	(2,121,061)	(2,571,288)	(3,494,859)
Noncontrolling interest	(273,395)	(258,806)	(230,948)
Total stockholders' deficit	(2,394,456)	(2,830,094)	(3,725,807)
Total liabilities and stockholders' deficit	$ 2,384,565	$ 2,072,326	$ 239,861

Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.002	$ 0.002	$ 0.002
Preferred stock shares authorized	50,000,000	20,000,000	20,000,000
Preferred stock shares issued	13,859,845	10,513,813	0
Preferred stock shares outstanding	13,859,845	10,513,813	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	950,000,000	480,000,000	200,000,000
Common stock shares issued	558,549,281	289,895,481	110,953,778
Common stock shares oustanding	558,549,281	289,895,481	110,953,778

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Product sales	$ 147,932	$ 92,897	$ 203,776	$ 76,984
Consulting and development	290,100	51,500	352,041	21,757
User fees	12,462	19,681	56,665	30,507
Total revenues	450,494	164,078	612,482	129,248
Cost of revenues:
Product sales	80,926	41,023	118,285	41,085
Consulting and development	47,100		107,648	1,901
User fees	16,335	8,719	74,915	38,587
Selling, general and administative expense	753,961	340,315	2,179,420	2,404,804
Loss on disposal of assets				21,779
Total operating expenses	898,322	390,057	2,480,268	2,508,156
Loss from operations	(447,828)	(225,979)	(1,867,786)	(2,378,908)
Other income (expense)
Other income	1,387		146,859	65
Interest expense	(308,133)	(22,445)	(177,308)	(108,550)
Loss on conversion of debt			(432,270)	(66,157)
Loss on acquisition of non-controlling interest				(55,849)
Total other income (expense)	(306,746)	(22,445)	(462,719)	(230,491)
Net loss before noncontrolling interests	(754,574)	(248,424)	(2,330,505)	(2,609,399)
Net loss attributable to noncontrolling interests	14,589	10,814	49,829	112,507
Net loss	$ (739,985)	$ (237,610)	$ (2,280,676)	$ (2,496,892)
Net loss per share - basic and diluted (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.03)
Weighted average number of shares outstanding during the period - basic and diluted (in Shares)	388,011,588	151,361,187	184,066,678	77,118,976

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (739,985)	$ (237,610)	$ (2,280,676)	$ (2,496,892)
Adjustments to reconcile net loss to net cash used in operations:
Noncontrolling interests	(14,589)	(10,814)	(49,829)	(112,507)
Depreciation and amortization	45,891	40,086	110,390	197,112
Issuance of loan payable for consulting services	30,000
Loss on conversion of debt			432,270	66,157
Loss on disposal of assets				21,779
Gain on recovery of accounts payable			(146,859)
Loss on acquisition of noncontrolling interest				55,849
Stock issued in lieu of cash compensation				183,159
Stock issued for services	131,760	6,000	945,430
In-kind contribution of services				347,846
Amortization of prepaid license fee	12,500		12,500
Amortization of payment redemption premium as interest	6,334		16,899
Gain on recovery of redemption premiums	(17,625)
Accretion of beneficial conversion feature on convertible notes payable as interest	292,529		42,358
Accretion of stock discounts to convertible notes payable as interest	1,080
Interest accrued on loans payable	28,474	21,062	111,347	91,755
Changes in operating assets and liabilities:
Accounts receivable, net	(334,578)	(48,808)	(223,509)	(47,263)
Inventory	(1,480)	14,322	18,095	(42,189)
Security deposits	(16,517)
Prepaid expenses				5,000
Supplier advances				29,576
Escrow deposits			21,538
Bank overdraft	(4,954)		16,675	(5,207)
Accounts payable and accrued expenses	62,751	32,649	31,164	104,917
Accrued payroll and related liabilities	52,172	89,448	408,882	540,290
Net cash used in operating activities	(466,237)	(93,665)	(533,325)	(1,060,618)
Cash flows from investing activities:
Capital expenditures			(4,391)	(6,760)
Cash received in acquisition			62,698
Cash received in reverse merger				6
Proceeds received for reimbursement of escrow deposits				220,000
Payments of escrow deposits				(145,000)
Net cash from investing activities			58,307	68,246
Cash flows from financing activities:
Proceeds from issuance of common stock	1,000	42,500	186,200	656,125
Proceeds from issuance of preferred stock	5,000		5,000
Stock issuance costs				(23,000)
Proceeds from loans payable	391,226		244,755	376,931
Proceeds from loans payable - related party	56,500	77,120	205,919	264,823
Repayments of loans payable	(3,100)		(2,500)
Repayments of loans payable - related party		(22,612)	(112,115)	(281,995)
Net cash from financing activities	450,626	97,008	527,259	992,884
Net increase (decrease) in cash	(15,611)	3,343	52,241	512
Cash at beginning of period	53,519	1,278	1,278	766
Cash at end of period	37,908	4,621	53,519	1,278
Supplemental disclosure of cash flow information:
Cash paid for interest		1,383	6,704	16,795
Cash paid for taxes
Non-cash investing and financing activities:
Issuance of shares of common stock in conversion of loans payable	371,671	70,000	394,619	157,093
Issuance of shares of common stock in conversion of loans payable - related party		37,500	137,500	85,000
Issuance of shares of preferred stock in conversion of loans payable - related party	67,000		37,000
Issuance of shares of preferred stock in conversion of loans payable	17,000
Payment redemption premiums on convertible notes payable	10,000		18,975
Issuance of note payable for prepaid consulting services	30,000
Beneficial conversion feature of convertible notes payable	532,121		83,728
Discount for stock issued in connection with issuance of note payable	2,160
Issuance of shares of common stock in conversion of accounts payable		2,500	2,500
Issuance of shares of common stock in conversion of accrued salaries	22,500	230,000	230,000
Issuance of shares of preferred stock in conversion of accrued salaries	40,000		125,000
Issuance of 1,428,572 shares of preferred stock in payment of initial license fee to a related party
Issuance of 2,500,000 shares of preferred stock in acquisition of Rogue Paper, Inc.			425,000
Recognition of acquisition commitment liabilities in acquisition of Rogue Paper, Inc.			1,104,973
Reduction of 95,848,349 shares of common stock in stock exchange				(1,387,429)
Recognition of noncontrolling interest at date of stock exchange				$ (171,656)

Consolidated Statements of Stockholders Equity / Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009		$ 1,360,642	$ 4,946,622	$ (8,898,907)		$ (2,591,643)
Balance (in Shares) at Dec. 31, 2009		136,064,233
Common shares issued for cash (Prior to April 2, 2010)		74,455	48,545			123,000
Common shares issued for cash (After April 2, 2010)		39,070	494,055			533,125
Common shares issued for cash (in Shares) (Prior to April 2, 2010)		7,445,417
Common shares issued for cash (in Shares) (After April 2, 2010)		39,069,732
Common shares issued for conversion of loans payable - related party (Prior to April 2, 2010)		60,000				60,000
Common shares issued for conversion of loans payable - related party (After April 2, 2010)		2,500	22,500			25,000
Common shares issued for conversion of loans payable - related party (in Shares) (Prior to April 2, 2010)		6,000,000
Common shares issued for conversion of loans payable - related party (in Shares) (After April 2, 2010)		2,500,000
Common shares issued for conversion of loans payable		13,584	209,666			223,250
Common shares issued for conversion of loans payable (in Shares)		13,584,383
Common shares issued for services (Prior to April 2, 2010)		40,000				40,000
Common shares issued for services (After April 2, 2010)		7,700	135,459			143,159
Common shares issued for services (in Shares) (Prior to April 2, 2010)		4,000,000
Common shares issued for services (in Shares) (After April 2, 2010)		7,700,000
Stock issuance costs			(23,000)			(23,000)
In kind contribution of services			347,846			347,846
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest		439	2,195		53,215	55,849
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest (in Shares)		439,024
Effect of Stock Exchange on April 2, 2010		(1,387,429)	1,402,429			15,000
Effect of Stock Exchange on April 2, 2010 (in Shares)		(95,848,349)
Noncontrolling interest at date of Stock Exchange		(100,007)	(342,217)	613,880	(171,656)
Noncontrolling interest at date of Stock Exchange (in Shares)		(10,000,662)
Recapitalization			(67,994)			(67,994)
Net loss				(2,496,892)	(112,507)	(2,609,399)
Balance at Dec. 31, 2010		110,954	7,176,106	(10,781,919)	(230,948)	(3,725,807)
Balance (in Shares) at Dec. 31, 2010		110,953,778
Common shares issued for cash		16,888	169,312			186,200
Common shares issued for cash (in Shares)		16,888,527
Preferred shares issued for cash	75		4,925			5,000
Preferred shares issued for cash (in Shares)	37,500
Common shares issued for conversion of loans payable - related party		13,005	86,250			99,255
Common shares issued for conversion of loans payable - related party (in Shares)		13,005,556
Preferred shares issued for conversion of loans payable - related party	925		36,075			37,000
Preferred shares issued for conversion of loans payable - related party (in Shares)	462,500
Common shares issued for conversion of loans payable		101,115	764,019			865,134
Common shares issued for conversion of loans payable (in Shares)		101,114,668
Common shares issued for conversion of accrued salaries to related party		32,857	197,143			230,000
Common shares issued for conversion of accrued salaries to related party (in Shares)		32,857,143
Preferred shares issued for conversion of accrued salaries to related parties	11,322		713,678			725,000
Preferred shares issued for conversion of accrued salaries to related parties (in Shares)	5,660,714
Preferred shares issued for initial license payment to related party	2,857		197,143			200,000
Preferred shares issued for initial license payment to related party (in Shares)	1,428,572
Value of beneficial conversion feature of convertible notes payable			83,728			83,728
Common shares issued for conversion of accounts payable		357	2,143			2,500
Common shares issued for conversion of accounts payable (in Shares)		357,143
Common shares issued for services		14,719	285,711			300,430
Common shares issued for services (in Shares)		14,718,666
Preferred shares issued for services	849		44,151			45,000
Preferred shares issued for services (in Shares)	424,527
Preferred shares issued for acquisition of 51% of the outstanding common stock of Rogue Paper, Inc.	5,000		420,000		21,971	446,971
Preferred shares issued for acquisition of 51% of the outstanding common stock of Rogue Paper, Inc. (in Shares)	2,500,000
Net loss				(2,280,676)	(49,829)	(2,330,505)
Balance at Dec. 31, 2011	$ 21,028	$ 289,895	$ 10,180,384	$ (13,062,595)	$ (258,806)	$ (2,830,094)
Balance (in Shares) at Dec. 31, 2011	10,513,813	289,895,481

Note 1 - Nature of Business, Presentation, and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Nature of Business, Presentation, and Going Concern

Organization

EarthSearch Communications International, Inc. (“EarthSearch”) was founded in November 2003 as a Georgia corporation. The company subsequently re-incorporated in Delaware on July 8, 2005.

On December 18, 2009, East Coast Diversified Corporation's (“ECDC” or the “Company”) former principal stockholders, Frank Rovito, Aaron Goldstein and Green Energy Partners, LLC (collectively the “Sellers”), entered into a Securities Purchase Agreement (the "Purchase Agreement") with Kayode Aladesuyi (the “Buyer”), pursuant to which the Sellers beneficial owners of an aggregate of 6,997,150 shares of the Company's common stock (the “Sellers' Shares”), agreed to sell and transfer the Sellers' Shares to the Buyer for an aggregate of Three Hundred Thousand Dollars ($300,000.00). The Purchase Agreement also provided that the Company would enter into a share exchange agreement with EarthSearch.

On January 15, 2010, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with EarthSearch, pursuant to which the Company agreed to issue 35,000,000 shares of the Company's restricted common stock to the shareholders of EarthSearch. On April 2, 2010, EarthSearch consummated all obligations under the Share Exchange Agreement. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired 93.49% of the issued and outstanding common stock of EarthSearch. As a result of the Purchase Agreement and Share Exchange Agreement, our principal business became the business of EarthSearch. The Board of Directors of the Company (the “Board”) passed a resolution electing the new members of the Board and appointing new management of the Company and effectively resigning as their last order of business.

The Share Exchange was accounted for us as an acquisition and recapitalization. EarthSearch is the acquirer for accounting purposes and, consequently, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements herein are those of EarthSearch. The accumulated deficit of EarthSearch was also carried forward after the acquisition.

On December 31, 2011, the Company acquired 1,800,000 additional shares of EarthSearch from a non-controlling shareholder in exchange for 439,024 shares of the Company's common stock. As of December 31, 2011, the Company owns 94.66% of the issued and outstanding stock of EarthSearch.

On October 23, 2011, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Rogue Paper, Inc., a California corporation (“Rogue Paper”), and shareholders of Rogue Paper (the “Rogue Paper Holders”). Rogue Paper is headquartered in San Francisco, California and is a developer of mobile and branded applications for major media enterprises. The Company acquired fifty-one percent (51%) of the issued and outstanding common stock of Rogue Paper in exchange for 2,500,000 shares of the Company’s Series A convertible preferred stock (the “Series A Preferred”).

Pursuant to the Share Exchange Agreement, no sooner than twelve months from the Effective Date, the Series A Preferred shares shall be convertible, at the option of the holder of such shares, into an aggregate of fifty million shares of the Company’s common stock, par value $0.001 per share. Beginning sixth months from the Effective Date, both the Company and holders of the Series A Preferred shares shall have the option to redeem any portion of such holders’ Series A Preferred shares, for cash, at a price of sixty cents ($0.60) per share. Additionally, commencing twenty-four (24) months from the Effective Date, the holders of the remaining, unsold shares of Rogue Paper common stock may require the Company to redeem such shares, for cash, at a price of three cents ($0.03) per share.

Nature of Operations

The Company has created an integration of Radio Frequency Identification technology (“RFID”) and GPS technology and is an international provider of supply chain management solutions offering real-time visibility in the supply chain with integrated RFID/GPS and other telemetry products. These solutions help businesses worldwide to increase asset management, provide safety and security, increase productivity, and deliver real-time visibility of the supply chain through automation.

The Company’s development of GPS devices embedded with RFID modules represents its core technology and products. The Company has licensed various patents relating to the technology used in the Company’s products and has commenced sales and commercialization of the technology which the Company expects will result in revenue that will allow the Company to sustain its current operation and get to a profitable status.

The Company launched sales operations in 2008 but subsequently withdrew sales and commercial resources from the market mid-2008 and 2009 due to the negative economic and market conditions. During that time, the Company refocused its efforts on the redesign and integration of RFID and GPS technologies into its products. Commercial sales were re-established in 2010.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required in annual financial statements. In the opinion of management, the unaudited financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position and results of operations and cash flows. All intercompany transactions and accounts have been eliminated in consolidation. The results of operations presented are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

These unaudited consolidated financial statements should be read in conjunction with our 2011 annual consolidated financial statements included in our Form 10-K/A, filed with the SEC on May 4, 2012.

Going Concern

The accompanying unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As reflected in the accompanying unaudited consolidated financial statements, the Company had an accumulated deficit of $13,802,580 at March 31, 2012, a net loss and net cash used in operations of $739,985 and $466,237, respectively, for the three months ended March 31, 2012. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan, generate revenues, and continue to raise additional investment capital. No assurance can be given that the Company will be successful in these efforts.

The unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management believes that actions presently being taken to obtain additional funding and implement its strategic plans will afford the Company the opportunity to continue as a going concern.

Concentration of Credit Risk

The Company grants unsecured credit to commercial and governmental customers in the United States and abroad. Accounts receivable are recorded at the invoiced amount, net of an allowance for doubtful accounts. As of March 31, 2012, three customers account for 71% of the total accounts receivable compared to three customers accounting for 77% at December 31, 2011.

The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts receivable. The Company determines the allowance based on historical write-off experience, customer specific facts and economic conditions. Bad debt expense was $nit and $nil for the three months ended March 31, 2012 and 2011, respectively. At March 31, 2012 and December 31, 2011, the allowance for doubtful accounts was $nil and $nil, respectively.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance sheet credit exposure to its customers.

Note 1 – Nature of Business, Presentation, and Going Concern

Organization

EarthSearch Communications International, Inc. (“EarthSearch”) was founded in November 2003 as a Georgia corporation. The company subsequently re-incorporated in Delaware on July 8, 2005. The operations of its former wholly-owned subsidiary, EarthSearch Localizacao de Veiculos, Ltda in Brazil, were discontinued during 2007.

On December 18, 2009, East Coast Diversified Corporation's (“ECDC” or the “Company”) former principal stockholders, Frank Rovito, Aaron Goldstein and Green Energy Partners, LLC (collectively the “Sellers”), entered into a Securities Purchase Agreement (the "Purchase Agreement") with Kayode Aladesuyi (the “Buyer”), pursuant to which the Sellers beneficial owners of an aggregate of 6,997,150 shares of the Company's common stock (the “Sellers' Shares”), agreed to sell and transfer the Sellers' Shares to the Buyer for an aggregate of Three Hundred Thousand Dollars ($300,000.00). The Purchase Agreement also provided that the Company would enter into a share exchange agreement with EarthSearch.

On January 15, 2010, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with EarthSearch, pursuant to which the Company agreed to issue 35,000,000 shares of the Company's restricted common stock to the shareholders of EarthSearch. On April 2, 2010, EarthSearch consummated all obligations under the Share Exchange Agreement. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired 93.49% of the issued and outstanding common stock of EarthSearch. As a result of the Purchase Agreement and Share Exchange Agreement, our principal business became the business of EarthSearch. The Board of Directors of the Company (the “Board”) passed a resolution electing the new members of the Board and appointing new management of the Company and effectively resigning as their last order of business.

The Share Exchange was accounted for us as an acquisition and recapitalization. EarthSearch is the acquirer for accounting purposes and, consequently, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements herein are those of EarthSearch. The accumulated deficit of EarthSearch was also carried forward after the acquisition.

On December 31, 2010, the Company acquired 1,800,000 additional shares of EarthSearch from a non-controlling shareholder in exchange for 439,024 shares of the Company's common stock. As of December 31, 2010, the Company owns 94.66% of the issued and outstanding stock of EarthSearch.

On October 23, 2011, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Rogue Paper, Inc., a California corporation (“Rogue Paper”), and shareholders of Rogue Paper (the “Rogue Paper Holders”). Rogue Paper is headquartered in San Francisco, California and is a developer of mobile and branded applications for major media enterprises. The Company acquired fifty-one percent (51%) of the issued and outstanding common stock of Rogue Paper in exchange for 2,500,000 shares of the Company’s Series A convertible preferred stock.

Pursuant to the Share Exchange Agreement, no sooner than twelve months from the Effective Date, the Preferred Shares shall be convertible, at the option of the holder of such shares, into an aggregate of fifty million shares of the Company’s common stock, par value $0.001 per share. Beginning sixth months from the Effective Date, both the Company and holders of the Preferred Shares shall have the option to redeem any portion of such holders’ Preferred Shares, for cash, at a price of sixty cents ($0.60) per share. Additionally, commencing twenty-four (24) months from the Effective Date, the holders of the remaining, unsold shares of Rogue Paper common stock may require the Company to redeem such shares, for cash, at a price of three cents ($0.03) per share.

Nature of Operations

The Company has created an integration of Radio Frequency Identification technology (“RFID”) and GPS technology and is an international provider of supply chain management solutions offering real-time visibility in the supply chain with integrated RFID/GPS and other telemetry products. These solutions help businesses worldwide to increase asset management, provide safety and security, increase productivity, and deliver real-time visibility of the supply chain through automation.

The Company’s development of GPS devices embedded with RFID modules represents its core technology and products. The Company has licensed various patents relating to the technology used in the Company’s products and has commenced sales and commercialization of the technology which the Company expects will result in revenue that will allow the Company to sustain its current operation and get to a profitable status.

The Company launched sales operations in 2008 but subsequently withdrew sales and commercial resources from the market mid-2008 and 2009 due to the negative economic and market conditions. During that time, the Company refocused its efforts on the redesign and integration of RFID and GPS technologies into its products. Commercial sales were re-established in 2010.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  As reflected in the accompanying consolidated financial statements, the Company had an accumulated deficit of $13,062,595 at December 31, 2011, a net loss and net cash used in operations of $2,280,676 and $533,325, respectively, for the year ended December 31, 2011.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan, generate revenues, and continue to raise additional investment capital. No assurance can be given that the Company will be successful in these efforts.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management believes that actions presently being taken to obtain additional funding and implement its strategic plans will afford the Company the opportunity to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
Note 2 – Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates in the accompanying consolidated financial statements include the amortization period for intangible assets, impairment valuation of intangible assets, depreciable lives of the website and property and equipment, valuation of share-based payments and the valuation allowance on deferred tax assets. Actual results could differ from those estimates and would impact future results of operations and cash flows.

Principles of Consolidation

The consolidated financial statements include the accounts of East Coast Diversified Corporation and its majority-owned subsidiaries, EarthSearch Communications International, Inc. and Rogue Paper, Inc. All significant inter-company balances and transactions have been eliminated in consolidation.

Reclassifications

Certain items on the 2010 consolidated statement of operations and statement of cash flows have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At December 31, 2011 and 2010, respectively, the Company had no cash equivalents.

Accounts Receivable

The Company grants unsecured credit to commercial and governmental customers in the United States and abroad. Accounts receivable are recorded at the invoiced amount, net of an allowance for doubtful accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on historical write-off experience, customer specific facts and economic conditions. Bad debt expense was $22,234 and $0 for the years ended December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, the allowance for doubtful accounts was $0 and $0, respectively.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance sheet credit exposure to its customers.

Inventories

Inventories are stated at the lower of cost or market (“LCM”). The Company uses the first-in-first-out (“FIFO”) method of valuing inventory. Inventory consists primarily of finished goods and accessories for resale.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation of property and equipment is computed by the straight-line method (after taking into account their respective estimated residual values) over the assets estimated useful lives ranging from 5 years to 7 years. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statements of operations. Leasehold improvements are amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.

Depreciation expense was $1,550 and $16,267 for the years ended December 31, 2011 and 2010, respectively.

Goodwill and other intangible assets

Goodwill represents the excess of acquisition consideration paid over the fair value of identifiable net tangible and identifiable intangible assets acquired. Goodwill and other indefinite-lived intangible assets are not amortized, but are reviewed for impairment at least annually, in the fourth quarter, or earlier upon the occurrence of certain triggering events.

Goodwill is allocated among and evaluated for impairment at the reporting unit level. Management evaluates goodwill for impairment using a two-step process provided by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Other. The first step is to compare the fair value of each of our reporting units to their respective book values, including goodwill. If the fair value of a reporting unit exceeds its book value, reporting unit goodwill is not considered impaired and the second step of the impairment test is not required. If the book value of a reporting unit exceeds its fair value, the second step of the impairment test is performed to measure the amount of impairment loss, if any. The second step of the impairment test compares the implied fair value of the reporting unit’s goodwill with the book value of that goodwill. If the book value of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The Company determined that there were no impairments of goodwill and other intangible assets as of December 31, 2011. Intangible assets with determinable useful lives are amortized using the straight-line method over the expected life of the assets.

Amortization of intangible assets was $25,500 and $0 for the years ended December 31, 2011 and 2010, respectively.

Impairment or Disposal of Long-Lived Assets

The Company accounts for the impairment or disposal of long-lived assets according to ASC 360 “Property, Plant and Equipment”. ASC 360 clarifies the accounting for the impairment of long-lived assets and for long-lived assets to be disposed of, including the disposal of business segments and major lines of business. Long-lived assets are reviewed when facts and circumstances indicate that the carrying value of the asset may not be recoverable. When necessary, impaired assets are written down to estimate fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates.

Research and Development Costs

The Company accounts for research and development costs in accordance with ASC 730 “Research and Development”. ASC 730 requires that research and development costs be charged to expense when incurred. Research and development costs charged to expense were $75,372 and $333,971 for the years ended December 31, 2011 and 2010, respectively.

Prior to the adoption of ASC 730, costs incurred internally in researching and developing computer software products were charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved through coding and testing Generally, this occurs shortly before products which will utilize the software are released to manufacturing which occurred in January 2007. The amortization of these costs is included in general and administrative expense over the estimated life of the software, which is estimated to be 3 years.

The Company capitalized no research and development costs during the years ended December 31, 2011 and 2010, respectively. The Company recorded amortization expense of $83,340 and $180,845 for the years ended December 31, 2011 and 2010, respectively. Accumulated amortization was $631,396 and $548,056 at December 31, 2011 and 2010, respectively.

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 states that a fair value measurement should be determined based on the assumptions the market participants would use in pricing the asset or liability. In addition, FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the types of valuation information (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three broad levels defined by FASB ASC 820 hierarchy are as follows:

Level 1 – quoted prices for identical assets or liabilities in active markets.

Level 2 – pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date.

Level 3 – valuations derived from methods in which one or more significant inputs or significant value drivers are unobservable in the markets.

These financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments. Changes in such judgments could have a material impact on fair value estimates. In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes. Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2011. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include accounts receivable, inventory, accounts payable and accrued expenses and accrued compensation. The fair value of the Company’s loans payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

Revenue Recognition

The Company generates revenue through three processes: (1) Sale of its RFID/GPS products, (2) Fees for consulting services provided to its customers, and (3) Service Fees for the use of its advanced web based asset management platform.

•	Revenue for RFID/GPS products is recognized when shipments are made to customers. The Company recognizes a sale when the product has been shipped and risk of loss has passed to the customer.

•	Revenue for consulting services is recognized when the services have been performed.

•	Revenue for service fees is recognized ratably over the term of the use agreement.

Stock-Based Compensation

The Company accounts for Employee Stock-Based Compensation under ASC 718 “Compensation – Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 is a revision to SFAS No. 123, “Accounting for Stock-Based Compensation”, and supersedes Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees”, and its related implementation guidance. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized. The Company has not granted any stock options as of December 31, 2011.

The Company accounts for stock-based compensation awards to non-employees in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any stock options issued to non-employees are recorded in expense and additional paid-in capital in shareholders' equity/(deficit) over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options at the end of each period.

Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, future tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Future tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability settled. The effect of a change in income tax rates on future income tax liabilities and assets is recognized in income in the period that the change occurs. Future income tax assets are recognized to the extent that they are considered more likely than not to be realized.

The Financial Accounting Standards Board (FASB) has issued ASC 740 “Income Taxes” (formerly, Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” – An Interpretation of FASB Statement No. 109 (FIN 48)). ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740 and concluded that the tax position of the Company has not met the more-likely-than-not threshold as of December 31, 2011.

Basic and Diluted Loss Per Share

The Company computes income (loss) per share in accordance with ASC 260, “Earnings per Share”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing income (loss) available to common shareholders by the weighted average number of shares outstanding during the period. Diluted EPS gives effect to all dilutive potential shares of common stock outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

As of December 31, 2011 and 2010, there were $171,670 and $307,675, respectively, of convertible notes payable which are convertible at various conversion rates and 10,513,813 shares of convertible preferred stock which are convertible into 210,276,260 common shares. However, these potentially dilutive shares are considered to be anti-dilutive and are therefore not included in the calculation of net loss per share.

Segment Information

In accordance with the provisions of ASC 280-10, “Disclosures about Segments of an Enterprise and Related Information”, the Company is required to report financial and descriptive information about its reportable operating segments. The Company operates in only one operating segment as of December 31, 2011.

Accounting Standards Codification

The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) became effective on September 15, 2009. At that date, the ASC became FASB’s officially recognized source of authoritative generally accepted accounting principles (“GAAP”) applicable to all public and non-public non-governmental entities, superseding existing FASB, American Institute of Certified Public Accountants (“AICPA”), Emerging Issues Task Force (“EITF”) and related literature. All other accounting literature is considered non-authoritative. The switch to the ASC affects the way companies refer to U.S. GAAP in financial statements and accounting policies. Citing particular content in the ASC involves specifying the unique numeric path to the content through the Topic, Subtopic, Section and Paragraph structure.

Effect of Recent Accounting Pronouncements

The Company reviews new accounting standards as issued. No new standards to date had any material effect on these consolidated financial statements. The accounting pronouncements issued subsequent to the date of these financial statements that were considered significant by management were evaluated for the potential effect on these consolidated financial statements. Management does not believe any of the subsequent pronouncements will have a material effect on these consolidated financial statements as presented and does not anticipate the need for any future restatement of these consolidated financial statements because of the retro-active application of any accounting pronouncements issued subsequent to December 31, 2011 through the date these financial statements were issued.

Note 3 - Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Text Block]
Note 2 – Loans Payable

Loans payable at March 31, 2012 and December 31, 2011 consist of the following:

	March 31, 2012	December 31, 2011
Loans Payable, Current:

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. At December 31, 2011 the note was in default. On September 19, 2011, $25,000 of this note was transferred to an investor and was converted to common stock. During the year ended December 31, 2011, $227,250 of this note was converted to common stock. During the three months ended March 31, 2012, the remaining $372,655 plus $3,595 of additional accrued interest was purchased by multiple investors. Accrued interest is equal to $ nil and $174,905 respectively.	$-	$372,655

	March 31, 2012	December 31, 2011

Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $60,125 and $54,125 respectively.	140,125	134,125

$20,000 convertible note payable to Leonard Marella, which bears interest at 10% per annum and was originally due October 1, 2009. The note is in default. Accrued interest is equal to $5,383 and $4,883, respectively.	25,383	24,883

Unsecured non-interest bearing note payable, due on demand, to Syed Ahmed.	7,000	7,000

Unsecured non-interest bearing note payable, due on demand, to Alina Farooq.	3,500	3,500

Unsecured non-interest bearing note payable, due on demand, to William Johnson. The note holder loaned the Company an additional $5,100 and the entire note of $12,000 was converted to preferred stock during the three months ended March 31, 2012.	-	6,900

Unsecured non-interest bearing note payable, due on demand, to Robert Saidel. The note holder loaned the Company an additional $1,976 during the three months ended March 31, 2012. Accrued interest is equal to $2,716 and $330, respectively.	28,326	23,964

Unsecured non-interest bearing note payable, due on demand, to Michael Johnstone. The note was repaid during the three months ended March 31, 2012.	-	1,100

Unsecured non-interest bearing note payable, due on demand, to Michael Carbone, Sr. The note was converted to preferred stock during the three months ended March 31, 2012.	-	5,000

Unsecured $25,000 convertible note payable to Mindshare Holdings, Inc., which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its unamortized beneficial conversion feature of $289 at December 31, 2011. During the three months ended March 31, 2012, the note balance of $25,000, plus $1,000 of accrued interest, was converted to common stock.	-	32,133

Unsecured $25,000 convertible note payable to Southridge Partners II LP, which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its unamortized beneficial conversion feature of $367 at December 31, 2011. During the three months ended March 31, 2012, the note balance of $25,000, plus $1,249 of accrued interest, was converted to common stock.	-	32,211

Unsecured $17,500 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due February 1, 2012. The note includes a redemption premium of $2,625 and is discounted for its unamortized beneficial conversion feature of $1,885 at December 31, 2011. During the three months ended March 31, 2012, the note balance of $17,500, plus $439 of accrued interest, was converted to common stock.	-	18,240

Unsecured $9,000 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due June 30, 2012. The note includes a redemption premium of $1,350 and is discounted for its unamortized beneficial conversion feature of $3,669 and $7,337 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $153 and $nil, respectively.	6,834	3,013

	March 31, 2012	December 31, 2011

Unsecured $16,290 convertible note payable to First Trust Management, which bears interest at 7% per annum and due September 25, 2012. The note is discounted for its unamortized beneficial conversion feature of $4,134 and $6,247 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $587 and $nil, respectively.	12,743	10,043

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On November 2, 2011, the Company received $32,500, which is due May 28, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $4,728 and $12,147 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $1,068 and $nil, respectively.	28,840	20,353

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On November 18, 2011, the Company received $11,950, which is due May 28, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $1,567 and $4,738 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $351 and $nil, respectively.	10,734	7,212

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On December 5, 2011, the Company received $7,960, which is due June 5, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $1,604 and $3,816 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $204 and $nil, respectively.	6,560	4,144

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On December 15, 2011, the Company received $9,950, which is due June 15, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $2,068 and $4,544 as of March 31, 2012 and December 31, 2011, respectively. Accrued interest is equal to $233 and $nil, respectively.	8,115	5,406

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On January 2, 2012, the Company received $164,150, which is due September 30, 2012. $2,000 was paid on the note during the three months ended march 31, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $44,866 . Accrued interest is equal to $1,995.	119,279	-

Unsecured $40,000 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due June 30, 2012. The note includes a redemption premium of $8,000 and is discounted for its unamortized beneficial conversion feature of $19,451 at March 31, 2012. Accrued interest is equal to $482.	29,031	-

Unsecured $32,500 convertible note payable to Asher Enterprises, Inc., which bears interest at 8% per annum and due October 5, 2012. The note is discounted for its unamortized beneficial conversion feature of $14,759 at March 31, 2012. Accrued interest is equal to $627.	18,368	-

	March 31, 2012	December 31, 2011

Unsecured $60,000 note payable to Street Capital, Inc., which bears no interest and due July 5, 2012. The Company issued 600,000 shares of common stock to Street capital as an incentive to provide the loan. The note is discounted for its unamortized fair value of the common stock of $1,080 at March 31, 2012.	58,920	-

Unsecured $10,000 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due June 30, 2012. The note includes a redemption premium of $2,000 and is discounted for its unamortized beneficial conversion feature of $5,056 at March 31, 2012. Accrued interest is equal to $101.	7,045	-

Unsecured $37,500 convertible note payable to Asher Enterprises, Inc., which bears interest at 8% per annum and due November 16 2012. The note is discounted for its unamortized beneficial conversion feature of $28,125 at March 31, 2012. Accrued interest is equal to $378.	9,753	-

Unsecured $30,000 convertible note payable to Hanover Holdings I, LLC, which bears interest at 12% per annum and due October 17 2012. The note is discounted for its unamortized beneficial conversion feature of $24,691 at March 31, 2012. Accrued interest is equal to $424.	5,733	-

On February 17, 2012, Panache Capital, LLC entered into an agreement to purchase $50,000 of the note payable to Azfar Haque. The Company exchange the original note to Mr. Haque with a new note to Pananche which bears interest at 10% per annum and due February 17, 2013. During the three months ended March 31, 2012, $35,233 of the note was converted to common stock. The note is discounted for its unamortized beneficial conversion feature of $6,292 at March 31, 2012. Accrued interest is equal to $324.	8,800	-

In February 2012, Magna Group, LLC entered into two agreements to purchase a total of $275,000 of the note payable to Azfar Haque. The Company exchanged the original note to Mr. Haque with new notes to Magna which bear interest at 12% per annum and due February 24, 2013. During the three months ended March 31, 2012, $215,000 of the notes were converted to common stock. The notes are discounted for their unamortized beneficial conversion feature of $54,098 at March 31, 2012. Accrued interest is equal to $1,605.	7,507	-

Subtotal, Loans Payable, Current	542,596	711,882

Loans Payable, Non-current:

Unsecured $70,000 convertible note payable to Hanover Holdings I, LLC, which bears interest at 12% per annum and due October 24 2013. The note is discounted for its unamortized beneficial conversion feature of $65,854 at March 31, 2012. Accrued interest is equal to $828.	4,974	-

Total Loans Payable	$547,570	$711,882

The Company accrued interest expense of $24,530 and $95,583 for the three months ended March 31, 2012 and the year ended December 31, 2011, respectively, on the above loans. Accrued interest is included in the loan balances.

The Company borrowed $113,072 and $244,755 during the three months ended March 31, 2012 and the year ended December 31, 2011, respectively. The Company made payments of $3,100 and $2,500 on the loans during the three months ended March 31, 2012 and the year ended December 31, 2011. During the three months ended March 31, 2012, the Company converted $371,671 of loans payable into 246,534,569 shares of the Company’s common stock and $17,000 of loans payable into 200,000 shares of the Company’s Series A Preferred stock. During the year ended December 31, 2011, the Company converted $394,619 of loans payable into 14,748,313 shares of the Company’s common stock.

On November 2, 2011, the Company entered into an unsecured convertible promissory note agreement with Bulldog Insurance. The notes issued under the agreement bear interest at 8% per annum, are generally due 6 months after issuance, and are convertible at a 35% discount to the market price of the average closing prices of the previous 3 closing days prior to the conversion date. $164,150 was drawn against the note on January 2, 2012 and $2,000 was repaid during the three months ended March 31, 2012. The draw is due September 30, 2012 and is discounted by the value of its beneficial conversion feature of $66,686, of which, $21,820 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $1,995 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $119,279.

On January 3, 2012, the Company issued a $40,000 unsecured convertible promissory note to Southridge Partners II LP. The note bears interest at 5% per annum, is due June 30, 2012, and is convertible at a 50% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $8,000 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $38,261, of which, $18,810 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $482 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $29,031.

On January 3, 2012, the Company issued a $32,500 unsecured convertible promissory note to Asher Enterprises, Inc. The note bears interest at 8% per annum, is due October 5, 2012, and is convertible at a 40% discount to the average of the three low trading prices during the ten day period prior to the conversion date. The note is discounted by the value of its beneficial conversion feature of $21,667, of which, $6,908 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $627 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $18,368.

On January 5, 2012, the Company issued a $60,000 unsecured convertible promissory note to Street Capital, Inc. for services to be rendered. The note bears no interest and is due July 5, 2012. The Company issued 600,000 shares of common stock to Street capital as an incentive to provide the loan. The note is discounted for the fair value of the common stock of $2,160, of which, $1,080 has been accreted as interest expense for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $58,920.

On January 17, 2012, the Company issued a $10,000 unsecured convertible promissory note to Southridge Partners II LP. The note bears interest at 5% per annum, is due June 30, 2012, and is convertible at a 50% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $2,000 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $9,167, of which, $4,111 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $101 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $7,045.

On February 13, 2012, Azfar Haque transferred $10,000 of the $450,000 note payable to him to SGI Group, LLC per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note to SGI Capital, LLC which bears interest at 10% per annum and due February 13, 2013. The note is discounted by the value of its beneficial conversion feature of $5,455, all of which has been accreted as interest expense for the three months ended March 31, 2012. On February 16, 2012, the entire note of $10,000 was converted to 9,103,332 shares of common stock.

On February 14 2012, the Company issued a $37,500 unsecured convertible promissory note to Asher Enterprises, Inc. The note bears interest at 8% per annum, is due November 16, 2012, and is convertible at a 50% discount to the average of the three low trading prices during the ten day period prior to the conversion date. The note is discounted by the value of its beneficial conversion feature of $33,750, of which, $5,625 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $378 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $9,753.

On February 16, 2012, Azfar Haque transferred $41,250 of the $450,000 note payable to him to Southridge Partners II LP per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note to Southridge Partners II LP which bears interest at 10% per annum and due February 16, 2013. The note is discounted by the value of its beneficial conversion feature of $19,286, all of which has been accreted as interest expense for the three months ended March 31, 2012. During the three months ended March 31, 2012, the entire note of $41,250 was converted to 25,662,101 shares of common stock.

On February 17 2012, the Company issued a $30,000 unsecured convertible promissory note to Hanover Holdings I, LLC. The note bears interest at 12% per annum, is due October 17, 2012, and is convertible at a 55% discount to the average of the three low trading prices during the three day period prior to the conversion date. The note is discounted by the value of its beneficial conversion feature of $29,999, of which, $5,308 has been accreted as interest expense for the three months ended March 31, 2012. Interest of $424 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $5,733.

On February 17, 2012, Azfar Haque transferred $50,000 of the $450,000 note payable to him to Panache Capital, LLC per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note to Panache Capital, LLC which bears interest at 10% per annum and due February 17, 2013. The note is discounted by the value of its beneficial conversion feature of $26,667, of which, $20,375 has been accreted as interest expense for the three months ended March 31, 2012. During the three months ended March 31, 2012, $35,233 of the note was converted to 33,500,000 shares of common stock. Interest of $324 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $8,800.

On February 17, 2012, Azfar Haque transferred $75,000 of the $450,000 note payable to him to Magna Group, LLC per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note to Magna Group, LLC which bears interest at 12% per annum and due February 17, 2013. The note is discounted by the value of its beneficial conversion feature of $61,184, all of which has been accreted as interest expense for the three months ended March 31, 2012. During the three months ended March 31, 2012, the entire note of $75,000 was converted to 23,241,401 shares of common stock.

On February 24, 2012, Azfar Haque transferred $50,000 of the $450,000 note payable to him to Magna Group, LLC per a Securities Transfer Agreement between the two parties. The Company exchanged the original note to Mr. Haque with a new note Magna Group, LLC which bears interest at 12% per annum and due February 24, 2013. The note is discounted by the value of its beneficial conversion feature of $150,000, of which, $95,902 has been accreted as interest expense for the three months ended March 31, 2012. During the three months ended March 31, 2012, $140,000 of the note was converted to 101,312,896 shares of common stock. Interest of $1,605 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $7,507.

On February 17 2012, the Company issued a $70,000 unsecured convertible promissory note to Hanover Holdings I, LLC. The note bears interest at 12% per annum, is due October 24, 2013, and is convertible at a 55% discount to the average of the three low trading prices during the three day period prior to the conversion date. The note is discounted by the value of its beneficial conversion feature of $69,999, of which, $4,145 has been accreted as interest expense for the three months ended March 31, 2012.Interest of $828 has been accrued for the three months ended March 31, 2012. The outstanding balance of the loan, net of discounts, at March 31, 2012 is $4,974.

Note 3 – Loans Payable

Loans payable at December 31, 2011 and 2010 consisted of the following:

	2011	2010

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default. On September 19, 2011, $25,000 of this note was transferred to Southridge Partners II, LP and was converted to common stock. During the year ended December 31, 2011, $227,250 of this note was converted to common stock. Accrued interest is equal to $174,905 and $112,805 respectively.	$372,655	$562,805

Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $54,125 and $30,125 respectively.	134,125	110,125

$55,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due April 15, 2010. The due date of the note has been extended to December 31, 2011. During the year ended December 31, 2011, the note and accrued interest, totalling $20,891, was converted to common stock. Accrued interest is equal to $0 and $4,359, respectively.	-	20,891

$40,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due October 16, 2010. The due date of the note has been extended to December 31, 2011. During the year ended December 31, 2011, the note including accrued interest, totalling $45,500, was converted to common stock. Accrued interest is equal to $0 and $3,500, respectively.	-	43,500

$20,000 convertible note payable to Leonard Marella, which bears interest at 10% per annum and was originally due October 1, 2009. The note is in default. Accrued interest is equal to $4,883 and $0, respectively.	24,883	20,000

Unsecured non-interest bearing note payable, due on demand, to Steve Palmer. The note holder loaned the Company an additional $5,500 and the entire note balance of $13,500 was converted to common stock during the year ended December 31, 2011.	-	8,000

Unsecured non-interest bearing note payable, due on demand, to Syed Ahmed.	7,000	7,000

Unsecured non-interest bearing note payable, due on demand, to Alina Farooq.	3,500	3,500

Unsecured non-interest bearing note payable, due on demand, to William Johnson. The note holder loaned the Company an additional $6,900 and $17,506 of the note was converted to common stock during the year ended December 31, 2011.	6,900	17,506

Unsecured non-interest bearing note payable, due on demand, to Robert Saidel. The note holder loaned the Company a total of $61,104, repayment were made by the Company of $1,500, and $35,972 of the note was converted to common stock during the year ended December 31, 2011.	23,964	-

Unsecured non-interest bearing note payable, due on demand, to Michael Johnstone.	1,100	-

Unsecured non-interest bearing note payable, due on demand, to Michael Carbone, Sr. $9,000 of the note was converted to common stock during the year ended December 31, 2011.	5,000	-

Unsecured $25,000 convertible note payable to Mindshare Holdings, Inc., which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its unamortized beneficial conversion feature of $367.	32,133	-

The Company accrued interest expense of $95,583 and $75,984 for the years ended December 31, 2011 and 2010, respectively, on the above loans.

	2011	2010

Unsecured $25,000 convertible note payable to Southridge Partners II LP, which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its unamortized beneficial conversion feature of $367.	32,211	-

Unsecured $17,500 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due February 1, 2012. The note includes a redemption premium of $2,625 and is discounted for its unamortized beneficial conversion feature of $1,885.	18,240	-

Unsecured $9,000 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due June 30, 2012. The note includes a redemption premium of $1,350 and is discounted for its unamortized beneficial conversion feature of $7,337.	3,013	-

Unsecured $16,290 convertible note payable to First Trust Management, which bears interest at 7% per annum and due September 25, 2012. The note is discounted for its unamortized beneficial conversion feature of $6,247.	10,043	-

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On November 2, 2012, the Company received $32,500, which is due May 28, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $12,147.	20,353	-

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On November 18, 2012, the Company received $11,950, which is due May 28, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $4,738.	7,212

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On December 5, 2012, the Company received $7,960, which is due June 5, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $3,816.	4,144

On November 2, 2011, the Company entered into a Unsecured Convertible Promissory Note Agreement with Bulldog Insurance for up to $250,000, which bears interest at 8% per annum. On December 15, 2012, the Company received $9,950, which is due June 15, 2012. The draw on the note is discounted for its unamortized beneficial conversion feature of $4,544.	5,406

Total	$711,882	$793,327

The Company borrowed $244,755 and $376,931 during the years ended December 31, 2011 and 2010, respectively.  The Company made payments of $2,500 on the loans during the year ended December 31, 2011 and no payments on the loans during the year ended December 31, 2010.  During the years ended December 31, 2011, the Company converted $394,619 of loans payable into 14,748,313 shares of the Company’s common stock.  During the year ended December 31, 2010, the Company converted $157,093 of loans payable into 13,584,383 shares of the Company’s common stock.

On July 1, 2011, the Company issued a $25,000 unsecured convertible promissory note to Southridge Partners II LP.  The note bears interest at 8% per annum, is due January 1, 2012, and is convertible at a 50% discount to the average of the two low closing bid prices during the five day period prior to the conversion date.  The note includes a redemption premium of $7,500 which is being amortized as interest expense over the term of the loan.  The note is discounted by the value of its beneficial conversion feature of $10,634, of which, $10,345 has been accreted as interest expense for the year ended December 31, 2011.  The outstanding balance of the loan at December 31, 2011 is $32,211.

On July 5, 2011, the Company issued a $25,000 unsecured convertible promissory note to Mindshare Holdings, Inc. The note bears interest at 8% per annum, is due January 5, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $7,500 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $13,508, of which, $13,141 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $32,133.

On August 25, 2011, the Company issued a $17,500 unsecured convertible promissory note to Southridge Partners II LP. The note bears interest at 5% per annum, is due February 5, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $2,625 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $9,423, of which, $7,538 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $18,240.

On September 9, 2011, Azfar Hague transferred $25,000 OF THE $450,000 note payable to him to Southridge Partners II LP per a Securities Transfer Agreement between the two parties. The note bears interest at 9% per annum and is currently in default.

On September 25, 2011, the Company issued a $16,290 unsecured convertible promissory note to First Trust Management. The note bears interest at 7% per annum, is due September 25, 2012, and is convertible at a 35% discount to the market price at the date of conversion. The note is discounted by the value of its beneficial conversion feature of $8,499, of which, $2,252 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $10,043.

On November 2, 2011, the Company entered into an unsecured convertible promissory note agreement with Bulldog Insurance. The notes issued under the agreement bear interest at 8% per annum, are generally due 6 months after issuance, and are convertible at a 35% discount to the market price of the average closing prices of the previous 3 closing days prior to the conversion date. The Company has received the following draws against the note during the year ended December 31, 2011:

•
$32,500 was drawn against the note on November 2, 2011. The draw is due May 28, 2012 and is discounted by the value of its beneficial conversion feature of $16,957, of which, $4,810 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $20,353.

•
$11,950 was drawn against the note on November 18, 2011. The draw is due May 15, 2012 and is discounted by the value of its beneficial conversion feature of $6,341, of which, $1,603 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $7,212.

•
$7,960 was drawn against the note on December 5, 2011. The draw is due June 5, 2012 and is discounted by the value of its beneficial conversion feature of $4,448, of which, $632 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $4,144.

•
$9,950 was drawn against the note on December 15, 2011. The draw is due June 15, 2012 and is discounted by the value of its beneficial conversion feature of $5,251, of which, $707 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $5,406.

On November 28, 2011, the Company issued a $9,000 unsecured convertible promissory note to Southridge Partners II LP. The note bears interest at 5% per annum, is due June 30, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date. The note includes a redemption premium of $1,350 which is being amortized as interest expense over the term of the loan. The note is discounted by the value of its beneficial conversion feature of $8,667, of which, $1,330 has been accreted as interest expense for the year ended December 31, 2011. The outstanding balance of the loan at December 31, 2011 is $3,013.

Note 4 - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
Note 3 – Related Parties

Loans payable – related parties at March 31, 2012 and December 31, 2011 consist of the following:

	March 31, 2012	December 31, 2011

Unsecured non-interest bearing note payable, due on demand, to Frank Russo, a Director of the Company.	$409,979	$409,979

Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand. Accrued interest is equal to $19,707 and $15,763, respectively.	193,263	189,319

Unsecured non-interest bearing note payable, due on demand, to Anis Sherali, a Director of the Company. During the three months ended March 31, 2012, Mr. Sherali loaned an additional $56,500 to the Company and converted $67,000 of the note to preferred stock.	20,500	31,000

Total	$623,742	$630,298

Frank Russo, a Director of the Company, is a holder of an unsecured non-interest bearing note of the Company. At December 31, 2010, $422,006 was due to Mr. Russo. The Company repaid $0 and $12,027 to Mr. Russo during the threemonths ended March 31, 2012 and the year ended December 31, 2011, respectively. During the three months ended March 31, 2012, the Company converted $10,000 of accrued board compensation due to Mr. Russo into 102,041 shares of Series A Preferred stock.

Edward Eppel, a Director of the Company, is a holder of a note of the Company which bears interest at 10% per annum. At December 31, 2010, $173,256 was due to Mr. Eppel. The Company borrowed $0 and $299 from Mr. Eppel during the three months ended March 31, 2012 and the year ended December 31, 2011, respectively. $3,945 and $15,763 of interest was accrued and included in the loan balance for the three months ended March 31, 2012 and the year ended December 31, 2011, respectively. During the three months ended March 31, 2012, the Company converted $10,000 of accrued board compensation due to Mr. Eppel into 102,041 shares of Series A Preferred stock.

During the year ended December 31, 2011, the Company borrowed $195,000 from Mr. Sherali and issued a non-interest bearing note. Also during the year ended December 31, 2011, the Company converted $127,000 of the note and issued 13,005,556 common shares and converted $37,000 of the note and issued 462,500 preferred shares to Mr. Sherali. During the three months ended March 31, 2012, the Company converted $67,000 of the note and issued 2,030,381 preferred shares to Mr. Sherali. During the three months ended March 31, 2012, the Company converted $10,000 of accrued board compensation due to Mr. Sherali into 102,041 shares of Series A Preferred stock.

Kayode Aladesuyi, the Company’s Chairman, Chief Executive Officer, and President, is the holder of an unsecured non-interest bearing note of the Company. At December 31, 2010, the outstanding balance on the note was $18,456. During the year ended December 31, 2011, the Company borrowed $10,619 from and repaid $29,075 to Mr. Aladesuyi. The balance of the note at December 31, 2011 is $0.

The Company issued 4,000,000 shares of its common stock to Mr. Aladesuyi for services during the years ended December 31, 2011 and converted $230,000 of accrued salaries due to Mr. Aladesuyi to 32,857,143 shares of common stock. During the three months ended March 31, 2012, the Company converted $10,000 of accrued board compensation due to Mr. Aladesuyi into 102,041 shares of Series A Preferred stock.

On October 5, 2011, the Company entered into a license with BBGN&K LLC (“BBGN&K”) for the rights to use certain patented technologies of which BBGN&K owns the patents. Mr. Aladesuyi is the managing member of BBGN&K. The license agreement calls for royalty payments beginning in 2012 of 8% of EarthSearch’s revenues to be paid quarterly. Also on October 5, 2011, the Company's Board of Directors approved the issuance of 1,428,572 shares of Series A Preferred stock to Mr. Aladesuyi as payment of $200,000 initial license fee.

On November 2, 2011, the Company issued 4,285,714 shares of its preferred stock to Mr. Aladesuyi in conversion of $600,000 of accrued compensation due him.

On November 2, 2011, the Company issued 1,375,000 shares of its preferred stock to Mr. Russo in conversion of $125,000 of accrued compensation due him.

Andrea Rocha, Comptroller of the Company, is the wife of Kayode Aladesuyi. On January12, 2012 the Company issued 7,500,000 shares of the Company’s common stock in exchange of salaries payable to Ms. Rocha of $22,500.

Note 4 – Related Parties

Loans payable – related parties at December 31, 2011 and 2010 consisted of the following:

	2011	2010

Unsecured non-interest bearing note payable, due on demand, to Frank Russo, a Director of the Company.	$409,979	$422,006

Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand. Accrued interest is equal to $15,763 and $0, respectively.	189,319	173,256

Unsecured non-interest bearing note payable, due on demand, to Anis Sherali, a Director of the Company.	31,000	-

Unsecured non-interest bearing convertible note payable to Kayode Aladesuyi, Chief Executive Officer and President, and was originally due July 30, 2010. The due date of the note has been extended to December 31, 2011.	-	81,512

Unsecured non-interest bearing note payable, due on demand, to Kayode Aladesuyi, Chief Executive Officer and President.	-	18,456

Total	$630,298	$695,230

Frank Russo, a Director of the Company, is a holder of an unsecured non-interest bearing note of the Company. At December 31, 2009, $476,206 was due to Mr. Russo. During the year ended December 31, 2010, Mr. Russo converted $60,000 of the note into 6,000,000 shares of the Company’s common stock (See Note 5 – Stockholders’ Deficit). The Company borrowed $0 and $29,800 from and repaid $12,027 and $24,000 to Mr. Russo during the years ended December 31, 2011 and 2010, respectively.

Edward Eppel, a Director of the Company, is a holder of a note of the Company which bears interest at 10% per annum. At December 31, 2009, $126,400 was due to Mr. Eppel. The Company borrowed $299 and $31,085 from Mr. Eppel during the years ended December 31, 2011 and 2010, respectively. $15,763 and $15,771 of interest was accrued and included in the loan balance for the years ended December 31, 2011 and 2010, respectively.

On April 2, 2010, prior to the Share Exchange, Anis Sherali, a Director of the Company, purchased 200,000 shares of the Company’s common stock for $5,000. From April 2, 2010 through December 31, 2010 Mr. Sherali purchased 27,769,232 shares of the Company’s stock for $265,900. During the year ended December 31, 2011, the Company borrowed $195,000 from Mr. Sherali and issued a non-interest bearing note. Also during the year ended December 31, 2011, the Company converted $127,000 of the note and issued 13,005,556 common shares and converted $37,000 of the note and issued 462,500 preferred shares to Mr. Sherali (see Note 5 – Stockholders’ Deficit).

Kayode Aladesuyi, the Company’s Chairman, Chief Executive Officer, and President, is the holder of an unsecured non-interest bearing note of the Company. At December 31, 2009, the outstanding balance on the note was $2,000. During the year ended December 31, 2010, the Company borrowed $170,937 from and repaid $154,481 to Mr. Aladesuyi. During the year ended December 31, 2011, the Company borrowed $10,619 from and repaid $29,075 to Mr. Aladesuyi. The balance of the note at December 31, 2011 is $0.

On July 30, 2010, Charms Investments Inc. (“Charms”) assigned its interest in their $174,425 convertible note to Mr. Aladesuyi. During the year ended December 31, 2010, the Company borrowed and additional $8,000 from and repaid $100,913 to Mr. Aladesuyi. During the year ended December 31, 2011, the Company repaid $71,012 to Mr. Aladesuyi. Also during the year ended December 31, 2011, Mr. Aladesuyi sold and assigned interest in $10,500 of the note to Charms and the Company converted the $10,500 of the note to common stock and issued 2,200,000 shares to Charms (see Note 5 – Stockholders’ Deficit). The balance of the note at December 31, 2011 is $0.

The Company issued 4,000,000 shares of its common stock to Mr. Aladesuyi for services during the years ended December 31, 2010 (see Note 5 – Stockholders’ Deficit). During the year ended December 31, 2011, the Company converted $230,000 of accrued salaries due to Mr. Aladesuyi to common stock and issued 32,857,143 shares to Mr. Aladesuyi.

Andrea Rocha, Comptroller of the Company, is the wife of Kayode Aladesuyi. Ms. Rocha was a holder of an unsecured non-interest bearing note of the Company. At December 31, 2009, the outstanding balance on the note was $2,600. During the year ended December 31, 2010, the Company repaid $2,600 to Ms. Rocha. On December 31, 2010 the Company issued 1,900,000 shares of the Company’s common stock in exchange of salaries payable to Ms. Rocha of $19,159 (see Note 5 – Stockholders’ Deficit).

During the year ended December 31, 2010, the Company borrowed $25,000 from Valerie Aladesuyi, the former wife of Kayode Aladesuyi. Also during the year ended December 31, 2010, Ms. Aladesuyi converted the $25,000 note into 2,500,000 shares of the Company’s common stock (see Note 5 – Stockholders’ Deficit).

On October 5, 2011, the Company entered into a license with BBGN&K LLC (“BBGN&K”) for the rights to use certain patented technologies of which BBGN&K owns the patents. Mr. Aladesuyi is the managing member of BBGN&K. The license agreement calls for royalty payments beginning in 2012 of 8% of EarthSearch’s revenues to be paid quarterly. Also on October 5, 2011, the Company's Board of Directors approved the issuance of 1,428,572 shares of preferred stock to Mr. Aladesuyi as payment of $200,000 initial license fee. (see Note 5 – Stockholders’ Deficit).

On November 2, 2011, the Company issued 4,285,714 shares of its preferred stock to Mr. Aladesuyi in conversion of $600,000 of accrued compensation due him. (see Note 5 – Stockholders’ Deficit).

On November 2, 2011, the Company issued 1,375,000 shares of its preferred stock to Mr. Russo in conversion of $125,000 of accrued compensation due him. (see Note 5 – Stockholders’ Deficit).

During the years ended December 31, 2011 and 2010, officers and shareholders of the Company contributed services having a fair market value of $0 and $347,846, respectively (see Note 5 – Stockholders’ Deficit).

Note 5 - Stockholders Deficit	12 Months Ended
Dec. 31, 2011
Stockholders' Equity, Policy [Policy Text Block]
Note 5 – Stockholders’ Deficit

Authorized Capital

On September 9, 2010, the Board authorized the increase of the Company’s authorized Common Stock from seventy five million (75,000,000) to two hundred million (200,000,000) shares.

On September 17, 2010, the Board authorized the creation of a common stock incentive plan (the “2010 Stock Incentive Plan”) for our management and consultants. The Company registered twenty five million (25,000,000) shares of its common stock pursuant to the 2010 Stock Incentive Plan on Form S-8 filed with the Commission on September 27, 2010. As of September 30, 2011, no options have been granted under the plan.

On June 3, 2011 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized capital stock to 500,000,000 shares, par value $0.001 per share, including (i) 480,000,000 shares of common stock, par value $0.001 per share and (ii) 20,000,000 shares of preferred stock, par value $0.001 per share. The effective date of the Amendment is June 1, 2011.

On October 17 2011 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to change the par value of its 20,000,000 shares of preferred stock from a par value of $0.001 per share to $0.002 per share. Additionally, the preferred stock has both conversion rights to common stock and voting rights at a ratio of 20 to 1.

Preferred Stock

On October 23, 2011, the Company issued 2,500,000 shares of its preferred stock to certain shareholders of Rogue Paper, Inc. (“Rouge”) in exchange for 51% of the issued and outstanding common stock of Rogue. (See Note 8 – Acquisition).

On November 2, 2011, the Company issued 4,285,714 shares of its preferred stock to Mr. Aladesuyi in conversion of $600,000 of accrued compensation due him.  (see Note 4 – Related Parties).

On November 2, 2011, the Company issued 1,428,572 shares of its preferred stock to Mr. Aladesuyi as payment of an initial license fee.  (see Note 4 – Related Parties).

On November 2, 2011, the Company issued 1,375,000 shares of its preferred stock to Mr. Russo in conversion of $125,000 of accrued compensation due him.  (see Note 4 – Related Parties).

On December 8, 2011, the Company issued 462,500 shares of its preferred stock to Mr. Sherali in conversion of a note payable.  (see Note 4 – Related Parties).

During the year ended December 31, 2011, the Company issued 37,500 shares of preferred stock in a private placement for a total of $5,000 ($0133 per share).

During the year ended December 31, 2011, the Company issued 424,527 shares of preferred stock to a consultant for services, at an average price of $0.106 per share based on the fair value of the services provided.

Common Stock Issued for Cash

During the year ended December 31, 2010, the Company issued 46,515,149 shares of common stock in private placements for a total of $656,125 ($0.014 per share).

During the yearended December 31, 2011, the Company issued 16,888,527 shares of common stock in private placements for a total of $186,200 ($0.011 per share).

Common Stock Issued in Conversion of Debt

During the year ended December 31, 2010, the Company issued 8,500,000 shares of common stock in the conversion of $85,000 of notes payable to related parties (see Note 4 – Related Parties) and 13,584,383 shares of common stock in the conversion of $157,093 of notes payable to unrelated parties(see Note 3 – Loans Payable).

During the year ended December 31, 2011, the Company issued 13,005,556 shares of common stock in the conversion of $137,500 of notes payable to related parties (see Note 4 – Related Parties) and 101,114,668 shares of common stock in the conversion of $394,619 of notes payable to unrelated parties(see Note 3 – Loans Payable).

Stock Issued for Services

Prior to the Share Exchange on April 2, 2010, the Company issued 4,000,000 shares of common stock for services, at par value of $0.01 per share, to Kayode Aladesuyi, the Company’s Chief Executive Officer, President and a Director of the Company, during the year ended December 31, 2010 (see Note 4 – Related Parties).  These values were based on the fair value of services rendered as the Company was not a publicly traded company and there was no established market for its shares.

The Company’s Board of Directors unanimously agreed to grant two million shares to Mr. Kayode Aladesuyi, the Company’s Chief Executive Officer and Chairman, under the 2010 Stock Incentive Plan dated September 17, 2010, in lieu of unpaid salary of $87,500 out of an accrued aggregate of $175,000.  Such shares of common stock were to be issued from the shares registered under a registration statement on Form S-8 filed September 27, 2010 representing the 2010 Stock Incentive Plan.  Mr. Aladesuyi declined the acceptance of the shares and, accordingly, the issuance was cancelled.

During the year ended December 31, 2010, the Company issued 7,700,000 shares to unrelated parties for services, at an average price of $0.02 per share based on the market value of the shares at the time of issuance.  1,500,000 of these shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

During the year months ended December 31, 2011, the Company converted $230,000 of accrued salaries due to Mr. Aladesuyi to common stock and issued 32,857,143 shares to Mr. Aladesuyi, at a price of $0.007 per share based on the market value of the shares at the time of issuance. (see Note 4 – Related Parties).

During the year ended December 31, 2011, the Company issued 357,143 shares to an unrelated party for conversion of an outstanding accounts payable of $2,500, at a price of $0.007 per share based on the market value of the shares at the time of issuance.

During the year ended December 31, 2011, the Company issued 14,718,666 shares to unrelated parties for services, at an average price of $0.020 per share based on the market value of the shares at the time of issuance.

In-Kind Contribution of Services

During the years ended December 31, 2011 and 2010, officers and directors of the Company contributed services having a fair market value of $0 and $347,846, respectively (see Note 4 – Related Parties).

Acquisition of Noncontrolling Interest in EarthSearch Communications

On December 31, 2010, the Company issued 439,024 shares of its common stock to a noncontrolling shareholder of its subsidiary, EarthSearch Communications International, Inc. (“EarthSearch”), for 1,800,000 shares of EarthSearch’s common stock. The shares were valued at the market price of $0.006 at December 31, 2010 and resulted in a loss on the acquisition of $55,849 as follows:

Value of shares issued in exchange (439,024 shares at $0.006 per share)	$2,634
Fair value of non-controlling interest acquired	(53,215)

Loss on acquisition of non-controlling interest	$55,849

The Company owns 94.66% of EarthSearch as of December 31, 2010 and 2011.

Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
Note 6 – Income Taxes

No provisions were made for income taxes for the years ended December 31, 2011 and 2010 as the Company had cumulative operating losses. For the years ended December 31, 2011 and 2010, the Company incurred net losses for tax purposes of $2,368,005 and $2,609,399, respectively. The income tax expense (benefit) differs from the amount computed by applying the United States Statutory corporate income tax rate as follows:

	For the Year Ended December 31,
	2011	2010

United States statutory corporate income tax rate	34.0%	34.0%
Change in valuation allowance on deferred tax assets	-34.0%	-34.0%

Provision for income tax	0.0%	0.0%

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The components of the net deferred income tax assets are approximately as follows:

	December 31,
	2011	2010
Deferred income tax assets:

Net operating loss carry forwards	$4,717,950	$3,920,540
Valuation allowance	(4,717,950)	(3,920,540)

Net deferred income tax assets	$-	$-

The Company has established a full valuation allowance on its deferred tax asset because of a lack of sufficient positive evidence to support its realization. The valuation allowance increased by $849,510 and $894,910 for the years ended December 31, 2011 and 2010, respectively.

The Company has a net operating loss carryover of $14,029,563 at December 31, 2011 to offset future income tax. The net operating losses expire as follows:

December 31,
2024	$1,152,418
2025	1,917,800
2026	1,663,944
2027	1,475,037
2028	1,216,483
2029	1,473,225
2030	2,609,399
2031	2,368,005
$13,876,311

Note 7 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
Note 7 – Commitments and Contingencies

Operating Leases

The Company leased its office facilities in Atlanta, Georgia for $4,796 per month. The original term of the lease was 38 months and expired on May 31, 2011. The lease was extended to December 31, 2011.

On January 6, 2012, the Company moved into a new facility in Atlanta, Georgia and signed a new lease with a term of 66 months with escalating lease payments beginning at $2,163 per month. At December 31, 2011, future minimum lease payments under the lease are as follows:

2012	$25,956
2013	26,735
2014	27,550
2015	28,366
2016	29,219
2017	15,054
$152,880

Rent expense was $65,369 and $63,445 for the nine months ended September 30, 2011 and 2010, respectively.

Acquisition Liabilities

Pursuant to the Share Exchange Agreement with Rogue Paper, Inc., commencing six months from the Execution Date, both the Company and the holders of the Preferred Shares shall have the option to redeem any portion of such holders Preferred Shares for cash, at a price of sixty cents ($0.60) per share, or $1,075,000.  Commencing twenty four (24) months from the Execution Date, holders of the remaining forty-nine percent (49%) of Rogue Paper Common Shares, have the option to have such shares redeemed by the Company for cash, at a price of $0.03 per share, or $29,973.  (see Note 8 – Acquisition).

License Agreement

On October 5, 2011, the Company entered into a license with BBGN&K LLC (“BBGN&K”) for the rights to use certain patented technologies of which BBGN&K owns the patents. The license agreement calls for royalty payments beginning in 2012 of 8% of EarthSearch’s revenues to be paid quarterly. (see Note 4 – Related Parties).

Note 8 - Acquisition	12 Months Ended
Dec. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 8 – Acquisition

On October 23, 2011, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Rogue Paper, Inc., a California corporation (“Rogue”), and shareholders of Rogue Paper. Rogue is headquartered in San Francisco, California and is a developer of mobile and branded applications for major media enterprises. The Company acquired fifty-one percent (51%) of the issued and outstanding common stock of Rogue exchange for 2,500,000 shares of the Company’s Series A convertible preferred stock.

Pursuant to the Share Exchange Agreement, commencing six months from the Execution Date, both the Company and the holders of the Preferred Shares shall have the option to redeem any portion of such holders Preferred Shares for cash, at a price of sixty cents ($0.60) per share. Commencing twenty four (24) months from the Execution Date, holders of the remaining forty-nine percent (49%) of Rogue Paper Common Shares, have the option to have such shares redeemed by the Company for cash, at a price of $0.03 per share.

The acquisition has been accounted for under the purchase method. Management’s estimate of the fair value of the identifiable, intangible assets acquired was $765,000. None of the goodwill recognized is expected to be deductible for income tax purposes. The excess of the purchase price paid over the fair value of the assets acquired and liabilities assumed amounted to $742,107 and was allocated to goodwill.

The following table summarizes the consideration given for Rogue and the fair values of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling - interest in Rogue.

Consideration Given:

2,500,000 shares of East Coast Diversified Corporation preferred stock	$425,000
Redemption rights on ECDC preferred stock	1,075,000
Redemption rights on Rogue Paper non-controlling common stock	29,973

Total Consideration	$1,529,973

Fair value of identifiable assets acquired and liabilities assumed:

Cash	$62,698
Prepaid expenses	1,000
Property and equipment, net	4,664
Accounts payable	(23,525)
Total identifiable net assets	44,837

Noncontrolling interest in Rogue Paper, Inc.	(21,971)
Intangible assets	765,000
Goodwill	742,107

$1,529,973

Intangible assets consisting of intellectual technology property were valued by an independent valuation firm based on the discounted projected cash flows over their expected live of 5 years.

Amortization of intangible assets was $25,500 and $0 for the years ended December 31, 2011 and 2010, respectively, and is included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

Expected amortization of intangible assets for each of the next five years is $153,000 in years 2012 through 2015 and $127,500 in 2016.

Note 9 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
Note 6 – Subsequent Events

On April 5, 2012, the Company issued 5,842,949 shares of its common stock in conversion of loans payable in the amount of $9,115.

On April 9, 2012, the Company issued 46,224,257 shares of its common stock in conversion of loans payable in the amount of $60,600.

On April 10, 2012, Mr. Aladesuyi and BBGN&K LLC, of which Mr. Aladesuyi is the managing member, returned 42,698,065 shares of common stock in exchange for 2,134,903 shares of Series A Preferred stock. The shares of common stock were retired and placed back in the Treasury.

On April 20, 2012, the Company entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with Ironridge Technology Co., a division of Ironridge Global IV, Ltd. (“Ironridge”), providing for the issuance and sale by the Company to the Ironridge of an aggregate of 1,500 shares of the Company’s Series B Preferred Stock (the “Series B Preferred Shares”) in fifteen (15) equal tranches of 100 Series B Preferred Shares each, at a price of $1,000 per Series B Preferred Share. Pursuant to the Certificate of Designation to create the Series B Preferred Shares, each such Series B Preferred Share may be converted at any time at the option of Ironridge into shares of the Company’s common stock, par value $0.001 at a conversion price of $.01 per share, subject to certain adjustments.

In connection with the Closing, on April 20, 2012 the Company entered into a Registration Rights Agreement with Ironridge, pursuant to which the Company will file a registration statement related to the Stock Purchase Agreement with the Securities and Exchange Commission covering the resale of the Common Stock that will be issued to Ironridge upon conversion of the Series B Preferred Shares.

On April 20, 2012, the Company issued 49,700,000 shares of the Company’s common stock to Ironridge in reliance on the private placement exemption from the registration requirements of the Securities Act of 1933, as amended, provided by Section 3(a)(10) thereof. The shares issued to Ironridge were issued pursuant to a Stipulation for Settlement of Claims (the “Stipulation”) filed by the Company and Ironridge in the Superior Court for the State of California, County of Los Angeles (Case No. BC481395) on April 20, 2012 in settlement of claims purchased by Ironridge from certain creditors of the Company in the aggregate amount equal to $1,079,991 (the “Claim Amount”), plus attorney’s fees and costs. Pursuant to the Stipulation, the Company was required to issue and deliver 49,700,000 shares of Common Stock (the “Initial Issuance”). Ironridge will ultimately be entitled to retain a number of shares of Common Stock (the “Final Amount”) that is equal to: (a) the sum of $1,068,344.86 plus a transaction fee of $40,000 and reasonable attorney’s fees, (b) divided by sixty-five percent (65%) of the volume weighted average price (“VWAP”) of the Common Stock as reported by Bloomberg Professional service of Bloomberg LP over a period of time beginning on the date on which Ironridge receives the Initial Issuance and ending on the date on which the aggregate trading volume of the Company’s Common Stock exceeds $5,000,000 (such period being the “Calculation Period”), not to exceed the arithmetic average of the individual daily VWAPs of any five trading days during the Calculation Period. For every 20 million shares that trade during the Calculation Period, or if any time during the Calculation Period a daily VWAP is below 80% of the closing price of the Company’s Common Stock on the day before the date of the Initial Issuance, Ironridge has the right to cause the Company to immediately issue to Ironridge additional shares of Common Stock (each, an “Additional Issuance”) (provided, however, that at no time may Ironridge and its affiliates collectively own more than 9.99% of the total number of shares of Common Stock outstanding). At the end of the Calculation Period, (a) if the sum of the Initial Issuance and any Additional Issuance is less than the Final Amount, the Company shall immediately issue additional shares to Ironridge so that the total issuance is equal to the Final Amount and (b) if the sum of the Initial Issuance and any Additional Issuance is greater than the Final Amount, Ironridge will return any remaining shares to the Company for cancellation.

On April 24, 2012, the Company received $100,000 for the first tranche of 100 shares of Series B Preferred stock sold to Ironridge.

On May 1, 2012, the Company issued 589,147 shares of its Series A Preferred stock to an investor for $15,000 cash received.

On May 3, 2012, the Company issued a $16,000 unsecured convertible promissory note to Hanover Holdings I, LLC. The note bears interest at 12% per annum, is due May 3, 2013, and is convertible at a 55% discount to the average of the three low trading prices during the three day period prior to the conversion date.

On May 3, 2012, Magna Group, LLC entered into an assignment agreement whereby they assumed $32,500 of notes payable by the Company to Bulldog Insurance. The Company exchanged the portion of the Bulldog Insurance note and issued a $32,500 unsecured convertible promissory note to Magna Group, LLC. The note bears interest at 12% per annum, is due January 3, 2013, and is convertible at a 45% discount to the low trading price during the five day period prior to the conversion date.

On May 4, 2012, the Company issued 12,572,534 shares of its common stock in conversion of loans payable in the amount of $32,500.

On May 8, 2012, Mr. Aladesuyi and members of his family returned 3,948,652 shares of common stock in exchange for 197,433 shares of the Company’s Series A Preferred stock. The shares of common stock were retired and placed back in the Treasury.

On May 8, 2012, Mr. Sherali returned 28,365,386 shares of common stock in exchange for 1,418,269 shares of Series A Preferred stock. The shares of common stock were retired and placed back in the Treasury.

On May 8, 2012, a shareholder returned 3,440,000 shares of common stock in exchange for 172,000 shares of Series A Preferred stock. The shares of common stock were retired and placed back in the Treasury.

On May 9, 2012, the Company issued 50,300,000 shares of the Company’s common stock to Ironridge in reliance on the private placement exemption from the registration requirements of the Securities Act of 1933, as amended, provided by Section 3(a)(10) thereof. The shares issued to Ironridge were issued pursuant to a Stipulation for Settlement of Claims (the “Stipulation”) filed by the Company and Ironridge in the Superior Court for the State of California, County of Los Angeles (Case No. BC481395) on April 20, 2012 in settlement of claims purchased by Ironridge from certain creditors of the Company.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.

Note 9 – Subsequent Events

On January 5, 2012, the company issued a secured convertible promissory note to Street Capital, Inc. for $60,000. The note is due July 5, 2012, is non-interest bearing, is convertible into shares of the Company’s common stock at a conversion price of the average of the closing bid prices during the three trading days immediately prior to the date of the conversion, and is secured by the assets of the Company. 600,000 shares of the Company’s common stock were issued to Street Capital, Inc. as an incentive to fund the note.

On January 12, 2012, the Company issued 250,000 shares of its common stock to an investor for $1,000.

On January 12, 20121, the Company issued 7,500,000 shares of its common stock to Andrea Rocha, Comptroller of the Company and the wife of Kayode Aladesuyi, for conversion of accrued compensation of $22,500.

On January 12, 2012, the Company issued 100,000 shares of its preferred stock to an investor for $5.000.

On January 12, 2012, the Company issued 100,000 shares of its preferred stock to an investor for $5,000.

On January 12, 2012, the Company issued 1,105,381 shares of its preferred stock to an investor for $67.000.

On January 12, 2012, the Company issued 100,000 shares of its preferred stock to an investor for $12,000.

On January 12, 2012, the Company issued 408,164 shares of its preferred stock (102,041 each) to its directors in payment of $40,000 ($10,000 each) of accrued board compensation.

On January 12, 2012, the Company issued 100,000 shares of its preferred stock to an investor for $5,000.

On February 14, 2012, the Company issued 5,769,231 to a consultant for services rendered of $15,000.

On February 14, 2012, the Company issued 925,000 shares of its preferred stock to an investor for $37,000.

On February 23, 2012, the Company issued 8,000,000 to a legal firm for services rendered of $71,760. These shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

On March 21, 2012, the Company issued 607,487 shares of its preferred stock to a consultant for services rendered of $55,000.

For the period from January 1, 2012 through April 12, 2011, the Company issued 129,024,374 shares of its common stock in conversion of loans payable in the amount of $227,532.

On February 29, 2012 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized capital stock to 1,000,000,000 shares, par value $0.001 per share, including (i) 950,000,000 shares of common stock, par value $0.001 per share and (ii) 50,000,000 shares of preferred stock, par value $0.001 per share.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.

Note 10 - Unaudited Pro Forma Combined Financial Information	12 Months Ended
Dec. 31, 2011
Subsequent Event, Pro Forma Business Combinations [Text Block]
Note 10 – Unaudited Pro Forma Combined Financial Information

The following unaudited pro forma condensed combined statements of operations are presented to illustrate the estimated effects of the Rogue Paper Acquisition Agreement. The unaudited pro forma condensed combined statements of operations were prepared using the historical statements of operations of the Company and the historical statements of operations of Rogue Paper. The unaudited pro forma condensed combined statements of operations should be read in conjunction with the Company's audited statement of operations for the year ended December 31, 2011.

The unaudited pro forma condensed combined statement of operations for the year ended December 31, 2010 assumes that the Rogue Paper Agreement was consummated at February 17, 2010 (date of Inception of Rogue Paper).

UNAUDITED PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011 (UNAUDITED)

		East Coast
		Diversified
		Corporation	Rogue Paper, Inc.	Pro Forma
		Historical	Historical	Adjustments	Ref	Combined
			(1)

	Revenues	$612,482	$457,410	$-		$1,069,892

	Operating expenses:
	Cost of revenues	300,848	308,392			609,240
	Selling general and administrative expenses	2,216,920	247,708			2,464,628

	Total Operating expenses	2,517,768	556,100	-		3,073,868

	Loss from operations	(1,905,286)	(98,690)	-		(2,003,976)

	Other income (expense)	(462,719)	-	-		(462,719)

	Loss before income taxes	(2,368,005)	(98,690)	-		(2,466,695)

	Income tax expense (benefit)	-	-	-		-

	Loss before noncontrolling interest	(2,368,005)	(98,690)	-		(2,466,695)

	Loss attributable to noncontrolling interest	(51,832)	-	(48,358)	(2)	(100,190)

	Net loss	$(2,316,173)	$(98,690)	$48,358		$(2,366,505)

	Preferred stock dividends	-	-	-		-

	Net loss per share;
	Basic and diluted	$(0.01)	$(0.05)			$(0.01)

	Weighted average number of shares:
	Basic and diluted	184,066,678	2,021,714	(2,021,714)	(3)	184,066,678

(1)	Represents unaudited results of operations of Rogue Paper, Inc. from January 1, 2011 to October 23, 2011.

(2)	Represents noncontrolling interests in the net loss of Rogue Paper, Inc. for the period from January 1, 2011 to October 23, 2011 as if Rogue Paper, Inc. was acquired as of January 1, 2011.

(3)	The adjustment to weighted average number of common shares outstanding reflects the change necessary to calculate shares outstanding as if Rogue Paper, Inc. was acquired on January 1, 2011.

UNAUDITED PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010 (UNAUDITED)

		East Coast
		Diversified
		Corporation	Rogue Paper, Inc.	Pro Forma
		Historical	Historical	Adjustments	Ref	Combined
			(1)

	Revenues	$129,248	$83,364	$-		$212,612

	Operating expenses:
	Cost of revenues	81,573	50,280			131,853
	Selling general and administrative expenses	2,404,804	113,457			2,518,261

	Total Operating expenses	2,486,377	163,737	-		2,650,114

	Loss from operations	(2,357,129)	(80,373)	-		(2,437,502)

	Other income (expense)	(252,270)	-	-		(252,270)

	Loss before income taxes	(2,609,399)	(80,373)	-		(2,689,772)

	Income tax expense (benefit)	-	-	-		-

	Loss before noncontrolling interest	(2,609,399)	(80,373)	-		(2,689,772)

	Loss attributable to noncontrolling interest	(112,507)	-	(39,383)	(2)	(151,890)

	Net loss	$(2,496,892)	$(80,373)	$39,383		$(2,537,882)

	Net loss per share;
	Basic and diluted	$(0.03)	$(0.05)			$(0.03)

	Weighted average number of shares:
	Basic and diluted	77,118,976	1,597,484	(1,597,484)	(3)	77,118,976

(1)	Represents audited results of operations of Rogue Paper, Inc. from February 17, 2010 (Inception) to December 31, 2010.

(2)
Represents noncontrolling interests in the net loss of Rogue Paper, Inc. for the period from February 17, 2010 (Inception) to December 31, 2010 as if Rogue Paper, Inc.was acquired as of February 17, 2010.

(3)	The adjustment to weighted average number of common shares outstanding reflects the change necessary to calculate shares outstanding as if Rogue Paper, Inc. was acquired on February 17, 2010.

Note 4 - Stockholders' Deficit	3 Months Ended
Mar. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 4 – Stockholders’ Deficit

Authorized Capital

On September 17, 2010, the Board authorized the creation of a common stock incentive plan (the “2010 Stock Incentive Plan”) for our management and consultants. The Company registered twenty five million (25,000,000) shares of its common stock pursuant to the 2010 Stock Incentive Plan on Form S-8 filed with the Commission on September 27, 2010. As of March 31, 2012, no options have been granted under the plan.

On February 27, 2012 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized capital stock to 1,000,000,000 shares, par value $0.001 per share, including (i) 950,000 shares of common stock, par value $0.001 per share and (ii) 50,000,000 shares of preferred stock, par value $0.001 per share. The effective date of the Amendment is February 29, 2012.

Preferred Stock Issued for Cash

During the three months ended March 31, 2012, the Company issued 100,000 shares of Series A Preferred stock in a private placement for a total of $5,000 ($0.05 per share).

Preferred Stock Issued in Conversion of Debt

During the three months ended March 31, 2012, the Company issued 2,030,381 shares of Series A Preferred stock in the conversion of $67,000 of notes payable to related parties (see Note 3 – Related Parties) and 200,000 shares of Series A Preferred stock in the conversion of $17,000 of notes payable to unrelated parties(see Note 2 – Loans Payable).

Preferred Stock Issued for Services

During the three months ended March 31, 2012, the Company converted $40,000 of accrued compensation to its board of directors to 408,164 shares of Series A Preferred stock(see Note 3 – Related Parties).

During the three months ended March 31, 2012, the Company issued 607,487 shares of Series A Preferred stock to an unrelated party for services at the fair value of the services rendered of $45,000.

Common Stock Issued for Cash

During the three months ended March 31, 2012, the Company issued 250,000 shares of common stock in private placements for a total of $1,000 ($0.004 per share).

Common Stock Issued in Conversion of Debt

During the three months ended March 31, 2012, the Company issued 246,534,569 shares of common stock in the conversion of $371,671 of notes payable to unrelated parties(see Note 2 – Loans Payable).

Common Stock Issued for Services

During the three months ended March 31, 2012, the Company issued 13,769,231 shares of common stock to unrelated parties for services of $86,760, or an average price of $0.006 per share based on the market value of the shares at the time of issuance. These shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

During the three months ended March 31, 2012, the Company converted $22,500 of accrued salaries due to Ms. Rocha to 7,500,000 shares of common stock, at a price of $0.007 per share based on the market value of the shares at the time of issuance (see Note 3 – Related Parties).

During the three months ended March 31, 2012, the Company issued 600,000 shares of common stock to an unrelated party for an incentive to enter into a loan agreement, at an average price of $0.0036 per share based on the market value of the shares at the time of issuance (see Note 2 – Loans Payable).

Note 5 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2012
Business Combination Disclosure [Text Block]
Note 5 – Commitments and Contingencies

Operating Leases

Operating Leases

The Company leases its office facilities in Marietta, Georgia. The term of the lease is 66 months with escalating lease payments beginning at $2,163 per month. At March 31, 2012, future minimum lease payments under the lease are as follows:

2012	$19,467
2013	26,735
2014	27,550
2015	28,366
2016	29,219
2017	15,054
$146,391

Rent expense was $6,905 and $16,244 for the three months ended March 31, 2012 and 2011, respectively.

Acquisition Liabilities

Pursuant to the Share Exchange Agreement with Rogue Paper, Inc., commencing six months from the Execution Date, both the Company and the holders of the Preferred Shares shall have the option to redeem any portion of such holders Preferred Shares for cash, at a price of sixty cents ($0.60) per share, or $1,075,000. Commencing twenty four (24) months from the Execution Date, holders of the remaining forty-nine percent (49%) of Rogue Paper Common Shares, have the option to have such shares redeemed by the Company for cash, at a price of $0.03 per share, or $29,973.

License Agreement

On October 5, 2011, the Company entered into a license with BBGN&K LLC (“BBGN&K”) for the rights to use certain patented technologies of which BBGN&K owns the patents. The license agreement calls for royalty payments beginning in 2012 of 8% of EarthSearch’s revenues to be paid quarterly (see Note 3 – Related Parties).